Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefits
Schedule of employee benefit liabilities

	December 31,	December 31,
	2017	2016
Salary and benefits payable	$112.7	$80.7
Share-based payment plans	13.7	5.3
Pension and other post-retirement benefits	215.1	241.5
Employee benefits	341.5	327.5
Current portion	(123.9)	(89.4)
	$217.6	$238.1

Schedule of plan assets

	December 31,	December 31,
	2017	2016
Cash and cash equivalents	$6.0	$3.4
Canadian equity securities	18.8	18.0
U.S. equity securities	13.6	13.0
Global equity securities	0.5	0.4
Government bonds	7.8	6.7
Corporate bonds	6.5	7.0
Pooled fund units:
Equity funds	264.4	221.9
Fixed income funds	152.9	159.2
Real estate funds	7.9	7.7
Total pension plan assets	$478.4	$437.3

Weighted-average of the principle actuarial assumptions

	December 31,	December 31,
	2017	2016
Discount rate	3.4%	3.9%
Future salary increases	3.25% - 3.75%	3.5%
Health care trends	6.75%	4.5%
Longevity at age 65 for current pensioners:
Males	20.9	20.9
Females	22.9	23.0
Longevity at age 65 for current pensioners aged 45:
Males	22.4	22.4
Females	24.3	24.5

Schedule of Sensitivity analysis

	Increase	Decrease
As at December 31, 2017	of 1%	of 1%
Discount rate	$(78.3)	$96.6
Future salary growth	0.2	(0.2)
Health care trends rate	3.2	(2.5)
Future mortality	(2.1)	2.1

Pension Plans
Employee benefits
Schedule of movement in net defined benefit liability

	Defined benefit		Fair value		Net defined benefit
	obligation		of plan assets		liability (asset)
	2017	2016	2017	2016	2017	2016
Defined benefit obligation as at January 1,	$614.4	$626.6	$(437.3)	$(457.9)	$177.1	$168.7
Included in earnings:
Current service cost	6.0	6.0	—	—	6.0	6.0
Past service costs	0.1	0.1	—	—	0.1	0.1
Liabilities extinguished/ assets distributed on settlement	—	(28.5)	—	23.7	—	(4.8)
Interest cost (income)	23.3	25.9	(16.4)	(19.0)	6.9	6.9
	29.4	3.5	(16.4)	4.7	13.0	8.2
Included in other comprehensive income:
Actuarial loss (gain) arising from:
- financial assumptions	36.5	28.6	—	—	36.5	28.6
- demographic assumptions	(4.6)	(9.3)	—	—	(4.6)	(9.3)
- experience adjustment	6.0	(2.5)	—	—	6.0	(2.5)
Return on plan assets excluding interest income	—	—	(42.1)	(6.8)	(42.1)	(6.8)
Foreign exchange adjustment	5.2	2.0	(5.4)	(2.2)	(0.2)	(0.2)
	43.1	18.8	(47.5)	(9.0)	(4.4)	9.8
Other:
Employer contributions	—	—	(9.3)	(9.6)	(9.3)	(9.6)
Plan participant contributions	0.4	0.4	(0.4)	(0.4)	—	—
Benefit payments	(32.5)	(34.9)	32.5	34.9	—	—
	(32.1)	(34.5)	22.8	24.9	(9.3)	(9.6)
Defined benefit obligation as at December 31,	$654.8	$614.4	$(478.4)	$(437.3)	$176.4	$177.1

Other post-retirement plans
Employee benefits
Schedule of movement in net defined benefit liability

	Defined benefit		Fair value		Net defined benefit
	obligation		of plan assets		liability (asset)
	2017	2016	2017	2016	2017	2016
Defined benefit obligation as at January 1,	$64.4	$65.7	$—	$(0.4)	$64.4	$65.3
Included in earnings:
Current service cost	0.4	0.9	—	—	0.4	0.9
Past service costs	(25.8)	(1.9)	—	—	(25.8)	(1.9)
Interest cost (income)	2.3	2.6	—	—	2.3	2.6
	(23.1)	1.6	—	—	(23.1)	1.6
Included in other comprehensive income:
Actuarial loss (gain) arising from:
- financial assumptions	1.5	1.5	—	—	1.5	1.5
- demographic assumptions	(0.2)	1.7	—	—	(0.2)	1.7
- experience adjustment	(3.2)	(4.5)	—	—	(3.2)	(4.5)
Return on plan assets excluding interest income	—	—	—	—	—	—
Foreign exchange adjustment	1.4	0.6	—	—	1.4	0.6
	(0.5)	(0.7)	—	—	(0.5)	(0.7)
Other:
Employer contributions	—	—	(2.1)	(2.1)	(2.1)	(2.1)
Plan participant contributions	0.2	0.3	(0.2)	—	—	0.3
Benefit payments	(2.3)	(2.5)	2.3	2.5	—	—
	(2.1)	(2.2)	—	0.4	(2.1)	(1.8)
Defined benefit obligation as at December 31,	$38.7	$64.4	$—	$—	$38.7	$64.4